Property, plant and equipment, net - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Construction in progress	€ 1,771.0	€ 1,729.7
Land	€ 377.1	€ 304.3